united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 3/31

Date of reporting period: 11/30/22

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NightShares 500 ETF (NSPY)

NightShares 2000 ETF (NIWM)

NightShares 500 1x/1.5x ETF (NSPL)

NYSE Arca, Inc.

Semi-Annual Report

November 30, 2022

AlphaTrAI Funds, Inc.

500 Tamal Plaza

Corte Madera, CA 94925

Telephone: 1-833-NITE-ETF

Investment Results (Unaudited)

Total Return(a) as of November 30, 2022

Since
Inception
(6/28/22)
NightShares 500 ETF - NAV	(3.42)%
NightShares 500 ETF – Market Price	(3.51)%
S&P 500® Index(b)	7.57%

Total annual operating expenses, as disclosed in the NightShares 500 ETF’s (the “Fund”) prospectus dated May 18, 2022, were 0.55% of the average daily net assets of the Fund. Pursuant to its Management Agreement, AlphaTrAI Funds, Inc. (the “Adviser”) is required to pay all of the operating expenses of the Fund except portfolio transactions and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). Additional information pertaining to the Fund’s expense ratio as of November 30, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) NITE-ETF. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at https://nightshares.com.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The S&P 500® Index is a widely recognized unmanaged index of 500 large capitalization companies and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (833) NITE-ETF. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Total Return(a) as of November 30, 2022

Since
Inception
(6/28/22)
NightShares 2000 ETF - NAV	(4.85)%
NightShares 2000 ETF – Market Price	(4.85)%
Russell 2000® Index(b)	9.21%

Total annual operating expenses, as disclosed in the NightShares 2000 ETF’s (the “Fund”) prospectus dated May 18, 2022, were 0.55% of the average daily net assets of the Fund. Pursuant to its Management Agreement, AlphaTrAI Funds, Inc. (the “Adviser”) is required to pay all of the operating expenses of the Fund except portfolio transactions and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). Additional information pertaining to the Fund’s expense ratio as of November 30, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) NITE-ETF. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at https://nightshares.com.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The Russell 2000® Index (“Index”) is a widely recognized unmanaged benchmark that measures the performance of the small-cap segment of the US equity universe. The Index includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership, and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (833) NITE-ETF. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Total Return(a) as of November 30, 2022

Since
Inception
(10/4/22)
NightShares 500 1x/1.5x ETF - NAV	10.03%
NightShares 500 1x/1.5x ETF – Market Price	9.83%
S&P 500® Index(b)	7.95%

Total annual operating expenses, as disclosed in the NightShares 500 1x/1.5x ETF’s (the “Fund”) prospectus dated August 14, 2022, (as supplemented October 3, 2022) were 0.67% of average daily net assets (0.77% before fee waivers/expense reimbursements by AlphaTrAI Funds, Inc. (the “Adviser”)). Pursuant to its Management Agreement, the Adviser is required to pay all of the operating expenses of the Fund except portfolio transactions and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Adviser has contractually agreed to waive its unitary management fee and/ or reimburse expenses of the Fund so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles), do not exceed 0.65% through October 31, 2023. Additional information pertaining to the Fund’s expense ratio as of November 30, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) NITE-ETF. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at https://nightshares.com.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The S&P 500® Index is a widely recognized unmanaged index of 500 large capitalization companies and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (833) NITE-ETF. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

NightShares 500 ETF Fund Holdings as of November 30, 2022.*

The NightShares 500 ETF seeks to return the night performance of a portfolio of 500 large cap U.S. companies.

NightShares 2000 ETF Holdings as of November 30, 2022.*

The NightShares 2000 ETF seeks to return the night performance of a portfolio of 2000 small cap U.S. companies.

*	As a percentage of net assets.

Percentages shown exclude derivative investments, such as futures contracts.

Fund Holdings (Unaudited)

NightShares 500 1x/1.5x ETF Holdings as of November 30, 2022.*

*	As a percentage of net assets.

Percentages shown exclude derivative investments, such as futures contracts.

The NightShares 500 1x/1.5x ETF seeks to provide investment results that, before fees and expenses, correspond to 100% (1x) of the performance of a portfolio of 500 large cap U.S. companies during the day and to 150% (1.5x) of the portfolio performance at night for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

Availability of Portfolio Schedule (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov or on the Funds’ website at http://www.nightshares.com.

NightShares 500 ETF
Schedule of Investments
November 30, 2022 (Unaudited)

	Principal
U.S. Government & Agencies — 72.86%(a)	Amount	Fair Value
U.S. Treasury Bill 2.93%, 1/19/2023	$2,300,000	$2,287,795
U.S. Treasury Bill 4.25%, 4/13/2023	500,000	492,094
Total U.S. Government & Agencies
(Cost $2,783,509)		2,779,889
Total Investments — 72.86%
(Cost $2,783,509)		2,779,889
Other Assets in Excess of Liabilities — 27.14%(b)		1,035,512
Net Assets — 100.00%		$3,815,401

(a)	The rate shown represents effective yield at time of purchase.

(b)	Includes cash held as margin for futures contracts.

See accompanying notes which are an integral part of these financial statements.

NightShares 500 ETF
Schedule of Futures Contracts
November 30, 2022 (Unaudited)

				Value and
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
LONG CONTRACTS
CME E-Mini Standard & Poor’s 500 Index Future	18	December 2022	$3,673,125	$975
				$975

See accompanying notes which are an integral part of these financial statements.

NightShares 2000 ETF
Schedule of Investments
November 30, 2022 (Unaudited)

Exchange-Traded Funds — 13.70%	Shares	Fair Value
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	5,978	$298,116
Total Exchange-Traded Funds
(Cost $298,422)		298,116

	Principal
U.S. Government & Agencies — 45.21%(a)	Amount	Fair Value
U.S. Treasury Bill 4.25%, 4/13/2023	$1,000,000	984,188
Total U.S. Government & Agencies
(Cost $984,832)		984,188
Total Investments — 58.91%
(Cost $1,283,254)		1,282,304
Other Assets in Excess of Liabilities — 41.09%(b)		894,372
Net Assets — 100.00%		$2,176,676

(a)	The rate shown represents effective yield at time of purchase.

(b)	Includes cash held as margin for futures contracts.

See accompanying notes which are an integral part of these financial statements.

NightShares 2000 ETF
Schedule of Futures Contracts
November 30, 2022 (Unaudited)

				Value and
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
LONG CONTRACTS
CME E-Mini Russell 2000 Index Futures	23	December 2022	$2,170,625	$140
				$140

See accompanying notes which are an integral part of these financial statements.

NightShares 500 1x/1.5x ETF
Schedule of Investments
November 30, 2022 (Unaudited)

Exchange-Traded Funds — 86.56%	Shares	Fair Value
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	14,100	$703,151
iShares Core S&P 500 ETF	3,518	1,439,988
Total Exchange-Traded Funds
(Cost $2,040,449)		2,143,139
Total Investments — 86.56%
(Cost $2,040,449)		2,143,139
Other Assets in Excess of Liabilities — 13.44%(a)		332,867
Net Assets — 100.00%		$2,476,006

(a)	Includes cash held as margin for futures contracts.

See accompanying notes which are an integral part of these financial statements.

NightShares 500 1x/1.5x ETF
Schedule of Futures Contracts
November 30, 2022 (Unaudited)

				Value and
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
LONG CONTRACTS
CME E-Mini Standard & Poor’s 500 Index Future	11	December 2022	$2,244,688	$109,426
				$109,426

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Statements of Assets and Liabilities
November 30, 2022 (Unaudited)

			NightShares
	NightShares	NightShares	500 1x/1.5x
	500 ETF	2000 ETF	ETF
Assets
Investments in securities, at fair value (cost $2,783,509, $1,283,254 and $2,040,449)	$2,779,889	$1,282,304	$2,143,139
Cash held at broker for futures contract transactions	444,991	296,295	286,978
Cash	590,185	593,782	46,491
Interest receivable	1,323	1,377	416
Receivable for net variation margin on futures contracts	725	3,895	275
Total Assets	3,817,113	2,177,653	2,477,299
Liabilities
Payable to Adviser	1,712	977	1,293
Total Liabilities	1,712	977	1,293
Net Assets	$3,815,401	$2,176,676	$2,476,006
Net Assets consist of:
Paid-in capital	$3,921,896	$2,330,255	$2,266,671
Accumulated earnings (deficit)	(106,495)	(153,579)	209,335
Net Assets	$3,815,401	$2,176,676	$2,476,006
Shares outstanding (unlimited number of shares authorized, no par value)	125,000	75,000	75,000
Net asset value per share	$30.52	$29.02	$33.01

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Statements of Operations
For the period ended November 30, 2022 (Unaudited)

			NightShares
	NightShares	NightShares	500 1x/1.5x
	500 ETF(a)	2000 ETF(a)	ETF(b)
Investment Income
Dividend income	$—	$1,312	$—
Interest income	43,618	18,171	1,387
Total investment income	43,618	19,483	1,387
Expenses
Adviser	11,765	5,814	2,274
Total expenses	11,765	5,814	2,274
Fees waived by Adviser	—	—	(279)
Net operating expenses	11,765	5,814	1,995
Net investment income (loss)	31,853	13,669	(608)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(1,443)	(488)	—
Futures contracts	(134,260)	(165,950)	(2,173)
Change in unrealized appreciation (depreciation) on:
Investment securities	(3,620)	(950)	102,690
Futures contracts	975	140	109,426
Net realized and change in unrealized gain (loss) on investment securities and futures contracts	(138,348)	(167,248)	209,943
Net increase (decrease) in net assets resulting from operations	$(106,495)	$(153,579)	$209,335

(a)	For the period June 28, 2022 (commencement of operations) through November 30, 2022.

(b)	For the period October 4, 2022 (commencement of operations) through November 30, 2022.

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Statements of Changes in Net Assets

NightShares
500 ETF
For the
Period Ended
November 30,
2022(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$31,853
Net realized loss on investment securities and futures contracts	(135,703)
Change in unrealized depreciation on investment securities and futures contracts	(2,645)
Net decrease in net assets resulting from operations	(106,495)

Capital Transactions
Proceeds from shares sold	7,766,400
Amount paid for shares redeemed	(3,844,504)
Net increase in net assets resulting from capital transactions	3,921,896
Total Increase in Net Assets	3,815,401

Net Assets
Beginning of period	$—
End of period	$3,815,401

Share Transactions
Shares sold	250,000
Shares redeemed	(125,000)
Net increase in shares outstanding	125,000

(a)	For the period June 28, 2022 (commencement of operations) through November 30, 2022.

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Statements of Changes in Net Assets (continued)

NightShares
2000 ETF
For the
Period Ended
November 30,
2022(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$13,669
Net realized loss on investment securities and futures contracts	(166,438)
Change in unrealized depreciation on investment securities and futures contracts	(810)
Net decrease in net assets resulting from operations	(153,579)

Capital Transactions
Proceeds from shares sold	3,801,598
Amount paid for shares redeemed	(1,471,343)
Net increase in net assets resulting from capital transactions	2,330,255
Total Increase in Net Assets	2,176,676

Net Assets
Beginning of period	$—
End of period	$2,176,676

Share Transactions
Shares sold	125,000
Shares redeemed	(50,000)
Net increase in shares outstanding	75,000

(a)	For the period June 28, 2022 (commencement of operations) through November 30, 2022.

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Statements of Changes in Net Assets (continued)

NightShares
500 1x/1.5x
ETF
For the
Period Ended
November 30,
2022(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(608)
Net realized loss on investment securities and futures contracts	(2,173)
Change in unrealized appreciation on investment securities and futures contracts	212,116
Net increase in net assets resulting from operations	209,335

Capital Transactions
Proceeds from shares sold	3,068,257
Amount paid for shares redeemed	(801,586)
Net increase in net assets resulting from capital transactions	2,266,671
Total Increase in Net Assets	2,476,006

Net Assets
Beginning of period	$—
End of period	$2,476,006

Share Transactions
Shares sold	100,000
Shares redeemed	(25,000)
Net increase in shares outstanding	75,000

(a)	For the period October 4, 2022 (commencement of operations) through November 30, 2022.

See accompanying notes which are an integral part of these financial statements.

NightShares 500 ETF
Financial Highlights
(For a share outstanding during the period)

	For the
	Period
	Ended
	November
	30, 2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$31.60
Investment operations:
Net investment income	0.25
Net realized and unrealized loss on investments	(1.33)
Total from investment operations	(1.08)
Net asset value, end of period	$30.52
Market price, end of period	$30.52
Total Return(b)	(3.42	%) (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,815
Ratio of net expenses to average net assets	0.55	% (d)
Ratio of net investment income to average net assets	1.48	% (d)
Portfolio turnover rate(e)	—	% (c)

(a)	For the period June 28, 2022 (commencement of operations) through November 30, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

NightShares 2000 ETF
Financial Highlights
(For a share outstanding during the period)

	For the
	Period
	Ended
	November
	30, 2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$30.50
Investment operations:
Net investment income	0.18
Net realized and unrealized loss on investments	(1.66)
Total from investment operations	(1.48)
Net asset value, end of period	$29.02
Market price, end of period	$29.03
Total Return(b)	(4.85	%) (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,177
Ratio of net expenses to average net assets	0.55	% (d)
Ratio of net investment income to average net assets	1.29	% (d)
Portfolio turnover rate(e)	—	% (c)

(a)	For the period June 28, 2022 (commencement of operations) through November 30, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

NightShares 500 1x/1.5x ETF
Financial Highlights
(For a share outstanding during the period)

	For the
	Period
	Ended
	November
	30, 2022(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$30.00
Investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	3.02
Total from investment operations	3.01
Net asset value, end of period	$33.01
Market price, end of period	$32.95
Total Return(b)	10.03	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,476
Ratio of net expenses to average net assets	0.65	% (d)
Ratio of expenses to average net assets before waiver	0.75	% (d)
Ratio of net investment loss to average net assets	(0.20	)% (d)
Portfolio turnover rate(e)	—	% (c)

(a)	For the period October 4, 2022 (commencement of operations) through November 30, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Notes to the Financial Statements
November 30, 2022 (Unaudited)

NOTE 1. ORGANIZATION

NightShares 500 ETF, NightShares 2000 ETF and NightShares 500 1x/1.5x ETF (each a “Fund” and collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The Funds’ investment adviser is AlphaTrAI Funds, Inc. (the “Adviser”). The Adviser has retained Exchange Traded Concepts, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Funds. The investment objective of the NightShares 500 ETF is to seek to return the night performance of a portfolio of 500 large cap U.S. companies. The investment objective of the NightShares 2000 ETF is to seek to return the night performance of a portfolio of 2000 small cap U.S. companies. The investment objective of the NightShares 500 1x/1.5x ETF is to seek to provide investment results, before fees and expenses, that correspond to 100% (1x) of the performance of a portfolio of 500 large cap U.S. companies during the day and to 150% (1.5x) of the portfolio performance at night for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment

NightShares Funds
Notes to the Financial Statements (continued)
November 30, 2022 (Unaudited)

income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the period ended November 30, 2022, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a

NightShares Funds
Notes to the Financial Statements (continued)
November 30, 2022 (Unaudited)

Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available

NightShares Funds
Notes to the Financial Statements (continued)
November 30, 2022 (Unaudited)

or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a

NightShares Funds
Notes to the Financial Statements (continued)
November 30, 2022 (Unaudited)

small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2022:

NightShares 500 ETF		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$2,779,889	$—	$2,779,889
Long Futures Contracts(a)	975	—	—	975
Total	$975	$2,779,889	$—	$2,780,864

NightShares 2000 ETF		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$298,116	$—	$—	$298,116
U.S. Government & Agencies	—	984,188	—	984,188
Long Futures Contracts(a)	140	—	—	140
Total	$298,256	$984,188	$—	$1,282,444

NightShares 500 1x/1.5x ETF		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,143,139	$—	$—	$2,143,139
Long Futures Contracts(a)	109,426	—	—	109,426
Total	$2,252,565	$—	$—	$2,252,565

(a)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

Futures Contracts – The Funds may invest in futures contracts to hedge or manage risks associated with each Fund’s securities investments or to obtain market exposure in an effort to generate returns. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to

NightShares Funds
Notes to the Financial Statements (continued)
November 30, 2022 (Unaudited)

the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of November 30, 2022, and the effect of derivative instruments on the Statements of Operations for the period ended November 30, 2022.

At November 30, 2022:

	Assets	Liabilities
	Unrealized	Unrealized
	Appreciation on	Depreciation on
Contract Type/ Primary Risk Exposure	Futures Contracts*	Futures Contracts*
Equity Contracts
NightShares 500 ETF	$975	$—
NightShares 2000 ETF	140	—
NightShares 500 1x/1.5x ETF	109,426	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, as reported in the Schedule of Future Contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended November 30, 2022:

	NightShares 500	NightShares 2000	NightShares 500
Location	ETF	ETF	1x/1.5x ETF
Net Realized Gain (loss) on:
Futures contracts	$(134,260)	$(165,950)	$(2,173)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	975	140	109,426

The following summarizes the average ending monthly fair value of derivatives outstanding during the period ended November 30, 2022:

Average Ending
Monthly Fair Value/
Derivatives	Notional Value
Long Futures Contracts
NightShares 500 ETF(a)	$4,328,825
NightShares 2000 ETF(a)	2,062,621
NightShares 500 1x/1.5x ETF(b)	1,801,869

(a)	Average based on the 4 months during the period that had activity.

(b)	Average based on the 2 months during the period that had activity.

NightShares Funds
Notes to the Financial Statements (continued)
November 30, 2022 (Unaudited)

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of November 30, 2022:

				Gross Amounts Not Offset
				in Statements of Assets
				and Liabilities
			Net Amounts
		Gross Amounts	of Assets
	Gross	Offset in	Presented in
	Amounts of	Statements	Statements
	Recognized	of Assets and	of Assets and	Financial	Collateral		Net
	Assets	liabilities	Liabilities	Instruments	Pledged		Amount
Variation Margin on Futures Contracts
NightShares 500 ETF	$725	$—	$725	$—	$—	*	$—
NightShares 2000 ETF	3,895	—	3,895	—	—	*	—
NightShares 500 1x/1.5x ETF	275	—	275	—	—	*	—

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Statements of Assets and Liabilities as Cash held at broker for futures contract transactions.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. Pursuant to its Agreement, the Adviser is required to pay all other expenses of each Fund except portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). As compensation for its management services, each Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly as follows:

	NightShares 100	NightShares 2000	NightShares 500
	ETF	ETF	1x/1.5x ETF
Management fee rate	0.55%	0.55%	0.75%
Management fees earned	$11,765	$5,814	$2,274

NightShares Funds
Notes to the Financial Statements (continued)
November 30, 2022 (Unaudited)

The Adviser has contractually agreed to waive its unitary management fee and/or reimburse expenses of the NightShares 500 1x/1.5x ETF so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles), do not exceed 0.65% through October 31, 2023. This expense cap may not be terminated prior to this date except by the Board. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. For the period ended November 30, 2022, the Adviser waived fees of $279. At November 30, 2022, the Fund owed the Adviser $1,293. As of November 30, 2022, the Adviser may seek repayment of management fees waived pursuant to the aforementioned conditions, from the Fund no later than November 30, 2025.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. which is an established amount paid quarterly per fund in the Trust at the time of the regular

NightShares Funds
Notes to the Financial Statements (continued)
November 30, 2022 (Unaudited)

quarterly Board meetings. The Chairman of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 6. PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2022, purchases and sales of investment securities, other than short-term investments, were as follows:

			U.S.	U.S.
			Government	Government
	Purchases	Sales	Purchases	Sales
NightShares 500 ETF	$—	$—	$—	$—
NightShares 2000 ETF	298,116	—	—	—
NightShares 500 1x/1.5x ETF	2,040,449	—	—	—

For the period ended November 30, 2022, there were no purchases and sales for in-kind transactions.

For the period ended November 30, 2022, there were no net realized gains on in-kind redemptions.

NOTE 7. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of

NightShares Funds
Notes to the Financial Statements (continued)
November 30, 2022 (Unaudited)

Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for each Fund are disclosed in the Statements of Changes in Net Assets. For the period ended November 30, 2022, the NightShares 500 ETF, NightShare 2000 ETF and NightShare 500 1x/1.5x ETF received $1,500, $500 and $750 in fixed fees, respectively. The Transaction Fees for each Fund are listed in the table below:

		Variable
	Fixed Fee	Charge
NightShares 500 ETF	$250	2.00%*
NightShares 2000 ETF	$250	2.00%*
NightShares 500 1x/1.5x ETF	$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 8. FEDERAL TAX INFORMATION

At November 30, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

			NightShares
	NightShares	NightShares	500 1x/1.5x
	500 ETF	2000 ETF	ETF
Gross unrealized appreciation	$—	$—	$102,690
Gross unrealized depreciation	(3,620)	(950)	—
Net unrealized appreciation (depreciation) on investments	$(3,620)	$(950)	$102,690
Tax cost of investments	$2,783,509	$1,283,254	$2,040,449

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NightShares Funds
Notes to the Financial Statements (continued)
November 30, 2022 (Unaudited)

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Shareholder Voting Results (Unaudited)

At a Special Shareholder Meeting at which a quorum was present, as reconvened on September 13, 2022, Fund shareholders of record as of the close of business on July 5, 2022 voted to approve the following proposal:

Proposal 1: To elect the following individuals to serve on the Board of Trustees of the Trust:

Freddie Jacobs Jr.

Catharine Barrow McGauley

Kenneth G.Y. Grant

Daniel J. Condon

Gary A. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

David R. Carson

	Shares Voted in	Shares Voted	Shares Needed to
Fund	Favor*	Against or Abstain*	Approve*
NightShares 500 ETF	80,322	1,180	Plurality
	(98.55%)	(1.45%)	(greater than 50%)
NightShares 2000 ETF	103,825	1,644	Plurality
	(98.44%)	(1.56%)	(greater than 50%)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs: and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. Each of NightShares 500 ETF and NightShares 2000 ETF’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 28, 2022 through November 30, 2022. The NightShares 500 1x/1.5x ETF example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 4, 2022 through November 30, 2022.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund Expenses (Unaudited) (continued)

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid		Annualized
	June 28,	November	During		Expense
	2022	30, 2022	Period		Ratio
NightShares 500 ETF
Actual	$1,000.00	$965.80	$2.31	(a)	0.55%
Hypothetical(b)	$1,000.00	$1,022.31	$2.79	(c)	0.55%
NightShares 2000 ETF
Actual	$1,000.00	$951.50	$2.30	(a)	0.55%
Hypothetical(b)	$1,000.00	$1,022.30	$2.79	(c)	0.55%
NightShares 500 1x/1.5x ETF
Actual	$1,000.00	$1,100.30	$1.06	(d)	0.65%
Hypothetical(b)	$1,000.00	$1,021.82	$3.29	(c)	0.65%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the period since commencement of operations on June 28, 2022).

(b)	Hypothetical assumes 5% annual return before expenses.

(c)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(d)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 57/365 (to reflect the period since commencement of operations on October 4, 2022).

Investment Advisory Agreement Approval (Unaudited)

The NightShares 500 ETF (the “Large Cap Fund”) and the NightShares 2000 ETF (the “Small Cap Fund”) (each a “Fund” and together, the “Funds”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Funds and, as required by law, considered the approval of each Fund’s management agreement with its investment adviser, AlphaTrAI Funds, Inc. (“AlphaTrAI”) as well as the approval of a sub-advisory agreement between AlphaTrAI and Exchange Traded Concepts, LLC (“ETC”), the sub-adviser to the Funds. The Board approved the management agreements and the sub-advisory agreement.

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreements.

The Trustees met at their quarterly meeting in February 2022 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreements between the Trust and AlphaTrAI and the sub-advisory agreement between AlphaTrAI and ETC. At the Trustees’ quarterly meeting held in February 2022, the Board interviewed certain executives of AlphaTrAI and ETC, including AlphaTrAI’s Chief Executive Officer, Chief Investment Officer, ETC’s Director of Capital Markets and one of ETC’s Portfolio Managers. The Board also interviewed representatives of AlphaTrAI’s compliance consulting firm. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust, AlphaTrAI, or ETC (the “Independent Trustees”), approved the management agreements between the Trust and AlphaTrAI for an initial period of two years, and approved the sub-advisory agreement between the AlphaTrAI and ETC for an initial period of two years. The Trustees’ approval of the Funds’ management agreements and the sub-advisory agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that each of AlphaTrAI and ETC would provide to the Funds, which include, but are not limited to, providing a continuous investment program for the Funds, adhering to each Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Funds. The Trustees considered the qualifications and extensive experience of ETC’s portfolio managers who would be responsible for the day-to-day management of each Fund’s portfolio, as well as the qualifications and experience of the other individuals at AlphaTrAI and ETC who would provide services to the Funds. They discussed at length AlphaTrAI’s night effect investment strategies and the use of derivatives to capture the night effect. The Trustees discussed and reviewed AlphaTrAI’s compliance program and its compliance policies and procedures with respect to regulatory requirements for ETFs, and Ms. Gosselink and Mr. Wood provided assurances regarding their continuing review and oversight with respect to adoption of appropriate compliance policies. They noted ETC’s depth of experience with ETFs. They further discussed AlphaTrAI’s financial position and its commitment with respect to supporting the unitary fee commitments to the Fund. After a thorough discussion and consideration, the Trustees concluded that AlphaTrAI and ETC both have adequate resources to provide satisfactory investment management services to the proposed Funds.

Investment Advisory Agreement Approval (Unaudited)
(continued)

(ii) Fund Performance. The Trustees next reviewed and discussed comparisons of day, night and total returns of each Fund’s proposed benchmark over a ten-year period. The Trustees once again considered AlphaTrAI’s night effect investment strategy and the thorough research AlphaTrAI has conducted. It was the consensus of the Trustees that it was reasonable to conclude that AlphaTrAI and ETC have the ability to manage the proposed Funds successfully from a performance standpoint.

(iii) Fee Rate and Profitability. The Trustees reviewed fee and expense comparisons for the Morningstar Large Blend and Small Blend categories, which indicated that each of the Large Cap Fund and the Small Cap Fund’s proposed management fee is lower than the average and the median for the respective category. The Trustees noted that the proposed management fees are unitary fees, and that the estimated net expense ratios are lower than the average and median for the Large Blend and Small Blend categories. The Trustees also considered profitability analyses prepared by AlphaTrAI for its management of the Funds, which indicated that, both before and after the deduction of marketing expenses, AlphaTrAI does not expect to earn a profit as a result of managing the Funds in the first and second years of operations. The Trustees noted that ETC, both before and after deduction of marketing expenses, does expect to earn a profit in the first two years of operations.

The Trustees considered other potential benefits that AlphaTrAI or ETC may receive in connection with its management of the Funds, including third-party research obtained by soft dollars, and noted that neither AlphaTrAI nor ETC have soft dollar arrangements in place. After considering the above information, the Trustees concluded that the proposed management fees and sub-advisory fee represent reasonable compensation in light of the nature and quality of the services that AlphaTrAI and ETC propose to provide to the Funds and the fees paid by exchange traded funds in the representative Morningstar categories.

(iv) Economies of Scale. In determining the reasonableness of the proposed management fees, the Trustees also considered the extent to which AlphaTrAI or ETC will realize economies of scale as each Fund grows larger. The Trustees determined that, in light of the anticipated size of each Fund in its first two years of operations, it does not appear that AlphaTrAI will realize benefits from economies of scale in managing the Funds in the near term to such an extent that breakpoints in the management fees need to be considered at this time. The Trustees also noted that the sub-advisory fee already includes breakpoints, but at a level exceeding the anticipated assets of the Funds in the first two years of operations.

Investment Advisory Agreement Approval (Unaudited)
(continued)

The NightShares 500 1x/1.5x ETF (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, AlphaTrAI Funds, Inc. (“AlphaTrAI”) as well as the approval of a sub-advisory agreement between AlphaTrAI and Exchange Traded Concepts, LLC (“ETC”), the sub-adviser to the Fund. The Board approved the management agreement and the sub-advisory agreement.

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees met at their quarterly meeting in May 2022 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and AlphaTrAI and the sub-advisory agreement between AlphaTrAI and ETC. At the Trustees’ quarterly meeting held in May 2022, the Board interviewed certain executives of AlphaTrAI and ETC, including AlphaTrAI’s Chief Executive Officer, its Head of Operations, its Chief Investment Officer, ETC’s Director of Capital Markets and several of ETC’s Portfolio Managers. The Board also interviewed representatives of AlphaTrAI’s compliance consulting firm. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust, AlphaTrAI, or ETC (the “Independent Trustees”), approved the management agreement between the Trust and AlphaTrAI for an initial period of two years, and approved the sub-advisory agreement between the AlphaTrAI and ETC for an initial period of two years. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that each of AlphaTrAI and ETC would provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and extensive experience of ETC’s portfolio managers who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at AlphaTrAI and ETC who would provide services to the Fund. They discussed at length with representatives from AlphaTrAI its night effect investment strategies and the use of derivatives to capture the night effect and specific considerations with regards to the use of futures and/or swap contracts. They reviewed the prior experience of personnel at AlphaTrAI and ETC and noted the thorough review, unique and excellent services it anticipates each will provide to the Fund. The Trustees discussed and reviewed AlphaTrAI’s and ETC’s compliance programs and their compliance policies and procedures with respect to regulatory requirements for ETFs, and Ms. Gosselink and Mr. Wood provided assurances regarding their continuing review and oversight with respect to adoption of appropriate compliance policies. They noted ETC’s depth of experience with ETFs. They further discussed AlphaTrAI’s financial position and its commitment with respect to supporting the unitary fee commitments to the Fund. After a thorough discussion and consideration,

Investment Advisory Agreement Approval (Unaudited)
(continued)

the Trustees concluded that AlphaTrAI and ETC both have adequate resources to provide satisfactory investment management services to the proposed Fund.

(ii) Fund Performance. The Trustees next reviewed and discussed comparisons of back tested day, night and total returns of the Fund’s proposed benchmark over a ten-year period. The Trustees once again considered AlphaTrAI’s night effect investment strategy and the thorough research AlphaTrAI has conducted. It was the consensus of the Trustees that it was reasonable to conclude that AlphaTrAI and ETC have the ability to manage the proposed Fund successfully from a performance standpoint.

(iii) Fee Rate and Profitability. The Trustees reviewed fee and expense comparisons with respect to the Morningstar Trading-Leveraged Equity category and a peer group, which indicated that the Fund’s proposed management fee is equal to the averages and the medians for the category and peer group. They further acknowledged that the strategy is unique, so there may not be a relevant peer group. The Trustees noted that the proposed management fee is a unitary fees, and that the estimated net expense ratios are is lower than the averages and medians of its Morningstar category and peer group and that strategy is unique in the marketplace so there may not be a relevant peer group. The Trustees also considered profitability analyses prepared by AlphaTrAI for its management of the Fund, which indicated that AlphaTrAI does not expect to earn a profit as a result of managing the Fund in the first and second years of operations. The Trustees noted that ETC, both before and after deduction of marketing expenses, does expect to earn a profit in the first two years of operations. They further considered the discussion with AlphaTrAI and ETC regarding the sub-advisory fee and how it is calculated.

The Trustees considered other potential benefits that AlphaTrAI or ETC may receive in connection with its management of the Fund, including third-party research obtained by soft dollars, and noted that neither AlphaTrAI nor ETC have soft dollar arrangements in place. After considering the above information, the Trustees concluded that the proposed management fee and sub-advisory fee represent reasonable compensation in light of the nature and quality of the services that AlphaTrAI and ETC propose to provide to the Fund and in comparison the fees paid by funds in the Morningstar category and peer group.

(iv) Economies of Scale. In determining the reasonableness of the proposed management fee, the Trustees also considered the extent to which AlphaTrAI or ETC will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the anticipated size of the Fund in its first two years of operations, it does not appear that AlphaTrAI will realize benefits from economies of scale in managing the Fund in the near term to such an extent that breakpoints in the management fee needs to be considered at this time. The Trustees also noted that the sub-advisory fee already includes breakpoints, but at a level exceeding the anticipated assets of the Fund in the first two years of operations.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at 1-833-NITE-ETF and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chairman David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer Lynn E. Wood, Assistant Chief Compliance Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER AlphaTrAI Funds, Inc. 500 Tamal Plaza Corte Madera, CA 94925	CUSTODIAN AND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, suite 100 Elkhorn, NE 68022	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

NIGHTSHARES-SAR-22

(b) Not applicable

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee member is Ronald C. Tritschler.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By /s/ Martin R. Dean

Martin R. Dean, President

Date 2/2/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Martin R. Dean

Martin R. Dean, President

Date 2/2/2023

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date 2/2/2023